Cover Page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Registrant Name	WHEATON PRECIOUS METALS CORP.
Entity Central Index Key	0001323404
Current Fiscal Year End Date	--12-31